Note 13 - Commitments and Standby Letters of Credit - Financial Instruments With Credit Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments to Extend Credit [Member]
Commitments to extend credit	$ 105,003	$ 77,158	$ 67,214
Financial Standby Letter of Credit [Member]
Commitments to extend credit	$ 901	$ 698	$ 783